Investment Strategy - Allspring SMID Core ETF - SMID Core ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s net assets plus borrowing for investment purposes in equity securities of small- and medium-capitalization U.S. companies; and
•	up to 20% of the Fund’s total assets in equity securities of foreign issuers in developed markets including through American depositary receipts (ADRs) and similar investments.
The Fund invests principally in equity securities of small and mid-sized U.S. companies, which are defined as companies with market capitalizations within the range of the Russell 2500 Index® at the time of purchase. The market capitalization range of the Russell 2500® Index was approximately $1 million to $58.5  billion, as of May 31, 2025, and is expected to change  frequently. We may also invest in equity securities of foreign issuers in developed markets including  ADRs and similar investments. Generally, we avoid investments in issuers we deem to have significant alcohol, gaming or tobacco business. The Fund may also invest uninvested cash in futures contracts on equity indexes as a substitute for purchasing equity securities directly.
We utilize a combination of quantitative methods and qualitative analysis to select a core portfolio of small and mid-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary alpha model that considers valuation, quality, and momentum characteristics to rank securities. Stocks that are attractively ranked by the alpha model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company’s management strength, products and/or services, competition and risk profile. This disciplined process leads to a focused target portfolio of approximately 50 securities that are diversified among major economic sectors.  In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the alpha model.